Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2024 CNY (¥)	Aug. 31, 2024 USD ($)	Aug. 31, 2023 CNY (¥)	Aug. 31, 2022 CNY (¥)
Intangible Assets, Net [Line Items]
Amortization of Regulatory Asset (in Yuan Renminbi)	¥ 4,184		¥ 4,341	¥ 5,192
Estimated amortization expenses for next twelve months (in Yuan Renminbi)	2,534
Estimated amortization expenses for year two (in Yuan Renminbi)	1,700
Estimated amortization expenses for year three (in Yuan Renminbi)	855
Estimated amortization expenses for year five (in Yuan Renminbi)	855
Estimated amortization expenses for year four (in Yuan Renminbi)	855
Estimated amortization expenses thereafter (in Yuan Renminbi)	¥ 7,908
Royalty rate percentage	0.50%	0.50%	3.50%	3.50%
Discount rate percentage	16.00%	16.00%	15.50%	15.50%
Terminal growth rate percentage	1.50%	1.50%	2.00%	2.30%
Impairment loss (in Yuan Renminbi)	¥ 258,326	$ 36,435		¥ 113,385
Indefinite-Lived Intangible Assets [Member]
Intangible Assets, Net [Line Items]
Impairment loss (in Yuan Renminbi)	¥ 258,326